CNI CHARTER FUNDS

DIVERSIFIED EQUITY FUND
Institutional Class (AHDEX)
Class N (AHADX)

Supplement dated May 15, 2013, to the currently effective Statutory Prospectus

Effective after the close of business on May 14, 2013, Turner Investments, L.P. (“Turner”) no longer serves as sub-adviser for the CNI Charter Funds Diversified Equity Fund (the “Fund”).  The portion of the Fund previously managed by Turner is now managed by City National Asset Management, Inc.  All references to Turner as sub-adviser and Robert E. Turner as portfolio manager to the Diversified Equity Fund are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNI-SK-023-0100

CNI CHARTER FUNDS

DIVERSIFIED EQUITY FUND
Institutional Class (AHDEX)
Class N (AHADX)

Supplement dated May 15, 2013, to the currently effective Statement of Additional Information

Effective after the close of business on May 14, 2013, Turner Investments, L.P. (“Turner”) no longer serves as sub-adviser for the CNI Charter Funds Diversified Equity Fund (the “Fund”).  The portion of the Fund previously managed by Turner is now managed by City National Asset Management, Inc.  All references to Turner as sub-adviser and Robert E. Turner as portfolio manager to the Diversified Equity Fund are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNI-SK-024-0100